CONCESSION ARRANGEMENTS RIGHTS - Intangible assets in concession arrangements - Tabular disclosure (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	$ 2,758,318	$ 2,382,427	$ 2,040,158
Additions	681,732	654,850	682,696
Amortization of the year	(361,925)	(277,288)	(262,880)
Effect of movements in exchange rates	(23,025)	20,104	(35,407)
Ending Balance	2,954,167	2,758,318	2,382,427
Service concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	14,314,560	13,557,267	13,242,706
Ending Balance	13,495,108	14,314,560	13,557,267
Energy and Gas concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	6,374,508	5,524,828	5,891,841
Ending Balance	5,578,118	6,374,508	5,524,828
Infrastructure concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	7,940,052	8,032,439	7,350,865
Ending Balance	7,916,990	7,940,052	8,032,439
Cost | Service concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	16,507,747	15,348,044	14,760,176
Additions	726,404	742,131	1,302,943
Transfers to Other Intangible Assets	(31,347)
Transfers to / from PPE	(722,070)	244	4,270
Transfers to / from other accounts receivable for concession contracts	(576,407)
Transfer to non-current assets held for sale		(33,400)
Withdrawals	(9,760)	(21,794)	(6,489)
Effect of movements in exchange rates	(571,471)	472,522	(712,856)
Cost / (Amortization) / (Impairment loss)	(1,184,651)	1,159,703	587,868
Ending Balance	15,323,096	16,507,747	15,348,044
Cost | Energy and Gas concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	8,267,168	7,108,173	7,238,835
Additions	726,404	741,423	588,454
Transfers to Other Intangible Assets	(31,347)
Transfers to / from PPE	(722,070)	244	229
Transfers to / from other accounts receivable for concession contracts	(639,347)
Transfer to non-current assets held for sale		(33,400)
Withdrawals	(9,760)	(21,794)	(6,489)
Effect of movements in exchange rates	(571,471)	472,522	(712,856)
Cost / (Amortization) / (Impairment loss)	(1,247,591)	1,158,995	(130,662)
Ending Balance	7,019,577	8,267,168	7,108,173
Cost | Infrastructure concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	8,240,579	8,239,871	7,521,341
Additions		708	714,489
Transfers to / from PPE			4,041
Transfers to / from other accounts receivable for concession contracts	62,940
Cost / (Amortization) / (Impairment loss)	62,940	708	718,530
Ending Balance	8,303,519	8,240,579	8,239,871
Accumulated depreciation and amortisation [member] | Service concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	(2,184,502)	(1,782,966)	(1,505,046)
Transfers to Other Intangible Assets	3,609
Transfers to / from PPE	551,313	18	(2,184)
Transfers to / from other accounts receivable for concession contracts	160,830
Amortization of the year	(405,925)	(397,046)	(317,087)
Transfer to non-current assets held for sale		26,426
Withdrawals	3,136	6,997	289
Effect of movements in exchange rates	44,576	(37,931)	41,062
Cost / (Amortization) / (Impairment loss)	357,539	(401,536)	(277,920)
Ending Balance	(1,826,963)	(2,184,502)	(1,782,966)
Accumulated depreciation and amortisation [member] | Energy and Gas concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	(1,883,975)	(1,575,534)	(1,339,183)
Transfers to Other Intangible Assets	3,609
Transfers to / from PPE	551,313	18
Transfers to / from other accounts receivable for concession contracts	160,830
Amortization of the year	(319,923)	(303,951)	(277,702)
Transfer to non-current assets held for sale		26,426
Withdrawals	3,136	6,997	289
Effect of movements in exchange rates	44,576	(37,931)	41,062
Cost / (Amortization) / (Impairment loss)	443,541	(308,441)	(236,351)
Ending Balance	(1,440,434)	(1,883,975)	(1,575,534)
Accumulated depreciation and amortisation [member] | Infrastructure concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	(300,527)	(207,432)	(165,863)
Transfers to / from PPE			(2,184)
Amortization of the year	(86,002)	(93,095)	(39,385)
Cost / (Amortization) / (Impairment loss)	(86,002)	(93,095)	(41,569)
Ending Balance	(386,529)	(300,527)	(207,432)
Accumulated impairment [member] | Service concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	(8,685)	(7,811)	(12,424)
Transfers to / from PPE	2,535
Withdrawals	5,125
Impairment charge		(874)	4,613
Cost / (Amortization) / (Impairment loss)	7,660	(874)	4,613
Ending Balance	(1,025)	(8,685)	(7,811)
Accumulated impairment [member] | Energy and Gas concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	(8,685)	(7,811)	(7,811)
Transfers to / from PPE	2,535
Withdrawals	5,125
Impairment charge		(874)
Cost / (Amortization) / (Impairment loss)	7,660	(874)
Ending Balance	$ (1,025)	$ (8,685)	(7,811)
Accumulated impairment [member] | Infrastructure concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance			(4,613)
Impairment charge			4,613
Cost / (Amortization) / (Impairment loss)			$ 4,613